Document and Entity Information	Mar. 14, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001768446
Document Type	8-K
Document Period End Date	Mar. 14, 2024
Entity Registrant Name	ELIEM THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40708
Entity Tax Identification Number	83-2273741
Entity Address, Address Line One	2801 Centerville Road 1st Floor
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808-1609
City Area Code	1-877
Local Phone Number	354-3689
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ELYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Suite B221 #125
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98053